SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, Equity Method Investments (Details) - USD ($)	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Equity Method Investments [Abstract]
Loss on share of equity method investment	$ (31,603)	$ (341,428)